Risks and uncertainties	6 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Risks and uncertainties

Note 3. Risks and uncertainties

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Company’s management is currently evaluating the impact of adopting this ASU 2025-05 on its unaudited interim condensed consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the unaudited interim condensed consolidated balance sheets, statements of operations and cash flows.

Economic and political risk

The Company’s operating subsidiaries conduct business in Hong Kong, a Special Administrative Region of the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of trade receivables. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for a provision for expected credit losses. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on trade receivables.

Details of the customers which accounted for 10% or more of the revenue are as follows:

	For the six months ended December 31,
	2025	% revenue	2024	% revenue	2023	% revenue
Customer A	$1,655,376	51.4%	$661,010	23.0%	$657,438	22.5%
Customer B	—	—%	547,497	19.1%	—	—%
Customer C	196,573	6.1%	200,897	7.0%	635,188	21.7%
Customer D	—	—%	—	—%	488,802	16.7%
	$1,851,949	57.5%	$1,409,404	49.1%	$1,781,428	60.9%

Details of the customers which accounted for 10% or more of the trade receivables are as follows:

	As of
	December 31, 2025	% trade receivables	June 30, 2025	% trade receivables
Customer A	$211,813	17.3%	$3,822	0.3%
Customer E	321,310	26.2%	382,170	28.9%
Customer F	126,006	10.3%	57,364	4.3%
Customer G	—	—%	199,748	15.1%
Customer H	—	—%	150,002	11.4%
	$659,129	53.8%	$793,106	60.0%